SIGNIFICANT ACCOUNTING POLICIES (Policy)	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
General
General:

Oramed Pharmaceuticals Inc. (the "Company") was incorporated on April 12, 2002, under the laws of the State of Nevada. From incorporation until March 3, 2006, the Company was an exploration stage company engaged in the acquisition and exploration of mineral properties. On February 17, 2006, the Company entered into an agreement with Hadasit Medical Services and Development Ltd ("Hadasit") (the "First Agreement") to acquire the provisional patent related to orally ingestible insulin capsule to be used for the treatment of individuals with diabetes, see also note 2a.
On March 11, 2011, the Company was reincorporated from the State of Nevada to the State of Delaware.
The Company has been in the development stage since its formation and has not yet generated any revenues from its operations.
On May 14, 2007, the Company incorporated a wholly-owned subsidiary in Israel, Oramed Ltd., which is engaged in research and development. Unless the context indicates otherwise, the term "Group" refers to Oramed Pharmaceuticals Inc. and its Israeli subsidiary, Oramed Ltd. (the "Subsidiary"), (together with the Company, "the Group").
The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with the ASC Topic 915 "Development Stage Entities".

Successful completion of the Company's development programs and its transition to normal operations is dependent upon obtaining necessary regulatory approvals from the FDA prior to selling its products within the United States, and foreign regulatory approvals must be obtained to sell its products internationally. There can be no assurance that the Company will receive regulatory approval of any of its product candidates, and a substantial amount of time may pass before the Company achieves a level of revenues adequate to support its operations, if at all. The Company also expects to incur substantial expenditures in connection with the regulatory approval process for each of its product candidates during their respective developmental periods. Obtaining marketing approval will be directly dependent on the Company's ability to implement the necessary regulatory steps required to obtain marketing approval in the United States and in other countries. The Company cannot predict the outcome of these activities.
Based on its current cash resources and commitments, and cash received in private offerings in the year ended August 31, 2012 and the three month period ended November 30, 2012 (see note 4b), the Company believes it will be able to maintain its current planned development activities and the corresponding level of expenditures for at least the next 12 months, although no assurance can be given that it will not need additional funds prior to such time. If there are unexpected increases in general and administrative expenses or research and development expenses, the Company may need to seek additional financing during the next 12 months.

a.	General

Oramed Pharmaceuticals Inc. (the "Company") was incorporated on April 12, 2002, under the laws of the State of Nevada. From incorporation until March 3, 2006, the Company was an exploration stage company engaged in the acquisition and exploration of mineral properties. On February 17, 2006, the Company entered into an agreement with Hadasit Medical Services and Development Ltd ("Hadasit") (the "First Agreement") to acquire the provisional patent related to orally ingestible insulin pill to be used for the treatment of individuals with diabetes, see also note 9a.

On March 11, 2011, the Company was reincorporated from the State of Nevada to the State of Delaware.

The Company has been in the development stage since its formation and has not yet generated any revenues from its operations.

On May 14, 2007, the Company incorporated a wholly-owned subsidiary in Israel, Oramed Ltd., which is engaged in research and development. Unless the context indicates otherwise, the term "Group" refers to Oramed Pharmaceuticals Inc. and its Israeli subsidiary, Oramed Ltd. (the "Subsidiary"), (together with the Company, "the Group").

The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with the ASC Topic 915 "Development Stage Entities".

Successful completion of the Company's development programs and its transition to normal operations is dependent upon obtaining necessary regulatory approvals from the FDA prior to selling its products within the United States, and foreign regulatory approvals must be obtained to sell its products internationally. There can be no assurance that the Company will receive regulatory approval of any of its product candidates, and a substantial amount of time may pass before the Company achieves a level of revenues adequate to support its operations, if at all. The Company also expects to incur substantial expenditures in connection with the regulatory approval process for each of its product candidates during their respective developmental periods. Obtaining marketing approval will be directly dependent on the Company's ability to implement the necessary regulatory steps required to obtain marketing approval in the United States and in other countries. The Company cannot predict the outcome of these activities.

Based on its current cash resources and commitments, and cash received in private offerings in 2012 (see notes 10g and 17b), the Company believes it will be able to maintain its current planned development activities and the corresponding level of expenditures for at least the next 12 months, although no assurance can be given that it will not need additional funds prior to such time. If there are unexpected increases in general and administrative expenses or research and development expenses, the Company may need to seek additional financing during the next 12 months.

Accounting principles
b.	Accounting principles
The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP").

Use of estimates in the preparation of financial statements
c.	Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the financial statements date and the reported expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to stock based compensation, valuation and impairment of marketable securities and valuation of tax exposure.

Functional currency
d.	Functional currency

The currency of the primary economic environment in which the operations of the Group are conducted is the U.S. dollar ("$" or "dollar").

Most of the group's operating expenses are incurred in dollars. Thus, the functional currency of the Group is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For foreign transactions and other items reflected in the statements of operations, the following exchange rates are used: (1) for transactions - exchange rates at transaction dates or average rates and (2) for other items (derived from non-monetary balance sheet items such as depreciation) - historical exchange rates. The resulting transaction gains or losses are carried to financial income or expenses, as appropriate.

Principles of consolidation
Condensed Consolidated Financial Statements Preparation
The condensed consolidated financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and on the same basis as the audited consolidated financial statements included in the Company's Annual Report on Form 10-K for the fiscal year ended August 31, 2012 (the "2012 Form 10-K"). These condensed consolidated financial statements are not audited but in the opinion of management reflect all adjustments that are of a normal recurring nature and that are considered necessary for a fair presentation of the results of the periods presented. Certain information and disclosures normally included in annual consolidated financial statements have been omitted in this interim period report pursuant to the rules and regulations of the SEC. Because the condensed consolidated interim financial statements do not include all of the information and disclosures required by U.S. GAAP for annual financial statements, they should be read in conjunction with the audited consolidated financial statements and notes included in the 2012 Form 10-K for the year ended August 31, 2012. The results for interim periods are not necessarily indicative of a full fiscal year's results.

e.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its Subsidiary. All inter-company transactions and balances have been eliminated in consolidation.

Property and equipment
f.	Property and equipment

Property and equipment are recorded at cost and depreciated by the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%
Computers and peripheral equipment	33
Office furniture and equipment	15-33

Leasehold improvements are amortized over the term of the lease which is shorter than the estimated useful life of the improvements.

Income taxes
g.	Income taxes

1.	Deferred taxes

Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company has provided a full valuation allowance with respect to its deferred tax assets.

Regarding the Subsidiary, the recognition is prohibited for deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are measured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the abovementioned differences were not reflected in the computation of deferred tax assets and liabilities.

Taxes that would apply in the event of disposal of investments in the subsidiary have not been taken into account in computing deferred taxes, as it is the Company's intention to hold this investment, not to realize it.

2.	Uncertainty in income tax

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date. The Company's policy is to include interest and penalties related to unrecognized tax benefits within income tax expenses.

Research and development
h.	Research and development, net

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, employee benefits, costs of registered patents materials, supplies, the cost of services provided by outside contractors, including services related to the Company's clinical trials, clinical trial expenses and the full cost of manufacturing drug for use in research and preclinical development. All costs associated with research and development are expensed as incurred.

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. The Company out sources a substantial portion of its clinical trial activities, utilizing external entities such as Contract Research Organizations, independent clinical investigators, and other third-party service providers to assist the Company with the execution of its clinical studies. For each clinical trial that the Company conducts, clinical trial costs are expensed immediately.

Grants received from the OCS and Bio-Jerusalem are recognized as grant income when the grants become receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grants are deducted from the related research and development expenses as the costs are incurred and are presented in R&D expenses, net. See also notes 9j and 9k.

Cash equivalents
i.	Cash equivalents

The Company considers all short term, highly liquid investments, which include short-term deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash, to be cash equivalents.

Comprehensive loss
j.	Comprehensive loss
The Company has no other comprehensive loss components other than net loss for the fiscal years of 2012 and 2011.

Loss per common share
k.	Loss per common share
Basic and diluted net loss per common share are computed by dividing the net loss for the period by the weighted average number of shares of common stock outstanding and shares relating to receipts on account of shares in equity during the period. Outstanding stock options and warrants have been excluded from the calculation of the diluted loss per share because all such securities are anti-dilutive for all periods presented. The total number of common stock options and warrants excluded from the calculation of diluted net loss was 1,892,171 for the year ended August 31, 2012 (1,266,700 for the year ended August 31, 2011).

Impairment in value of long-lived assets
l.	Impairment in value of long-lived assets

The Company reviews long-lived assets, to be held and used, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In the event the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets are written down to their estimated fair values.

Stock based compensation
m.	Stock based compensation

Equity awards granted to employees are accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimated forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method based on the multiple-option award approach. When stock options are granted as consideration for services provided by consultants and other non-employees, the transaction is accounted for based on the fair value of the consideration received or the fair value of the stock options issued, whichever is more reliably measurable. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

Warrants issued as part of capital raisings that are classified as a liability
n.	Warrants issued as part of capital raisings that are classified as a liability

Warrants that entitle the holder to down-round protection (through ratchet and anti-dilution provisions) are classified as liabilities in the statement of financial position.

The liability is measured both initially and in subsequent periods in fair value, with changes in fair value charged to finance expenses, net. See note 7.

Fair value measurement
o.	Fair value measurement:

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

As of August 31, 2012 the assets or liabilities measured at fair value comprise of:

- available for sale securities (level 1).
- warrants (level 3).

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent.

In order to secure the fulfillment of the Company's obligations under the derivatives agreements, the Company has placed a restricted deposit with the bank in an amount of $16,000.

Available-for-sale securities are reported at fair value with unrealized gains and losses, net of related tax, recorded as a separate component of other comprehensive income in equity until realized. Unrealized losses that are considered to be other-than-temporary are charged to statement of operations as an impairment charge and are included in the consolidated statement of operations under impairment of available-for-sale securities.

The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and the Company's ability and intent to hold the investment. Realized gains and losses on sales of the securities are included in the consolidated statement of operations as financial income or expenses.

Concentration of credit risks
p.	Concentration of credit risks

Financial instruments that subject the Company to credit risk consist primarily of cash and cash equivalents, deposit and short term investments which are deposited in major financial institutions. The Company is of the opinion that the credit risk in respect of these balances is remote.

Newly issued and recently adopted accounting pronouncements
Newly issued and recently adopted Accounting Pronouncements

In June 2011, the FASB issued an update to ASC No. 220, "Presentation of Comprehensive Income," which eliminates the option to present other comprehensive income and its components in the statement of shareholders' equity. The Company can elect to present the items of net income and other comprehensive income in a single continuous statement of comprehensive income or in two separate, but consecutive, statements. Under either method the statement would need to be presented with equal prominence as the other primary financial statements. The amended guidance, which must be applied retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with earlier adoption permitted. In December 2011, the FASB issued another update on the topic, which deferred the effective date pertaining only to the presentation of reclassification adjustments on the face of the financial statements. The Company adopted the pronouncement in the first quarter of fiscal year 2013.

q.	Newly issued and recently adopted accounting pronouncements:

1.
In May 2011, the Financial Accounting Standard Board ("FASB") issued an accounting update that amends ASC No. 820, "Fair Value Measurement" regarding fair value measurements and disclosure requirements. The amendments are effective during interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. The Company adopted the accounting update beginning in the third quarter of fiscal year 2012. As applicable to the Company, the adoption of the new guidance did not have any material impact on the consolidated financial statements.

2.
In June 2011, the FASB issued an update to ASC No. 220, "Presentation of Comprehensive Income," which eliminates the option to present other comprehensive income and its components in the statement of shareholders' equity. The Company can elect to present the items of net income and other comprehensive income in a single continuous statement of comprehensive income or in two separate, but consecutive, statements. Under either method the statement would need to be presented with equal prominence as the other primary financial statements. The amended guidance, which must be applied retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with earlier adoption permitted. In December 2011, the FASB issued another update on the topic, which deferred the effective date pertaining only to the presentation of reclassification adjustments on the face of the financial statements. The accounting update will be applicable to the Company beginning in the first quarter of fiscal year 2013. The adoption of the new guidance is not expected to have a material impact on the consolidated financial statements.

Reclassifications
Reclassifications
Certain figures in respect of prior years have been reclassified to conform to the current year presentation.
r.	Reclassifications
Certain figures in respect of prior years have been reclassified to conform to the current year presentation.